INCOME TAX	12 Months Ended
Jun. 30, 2026
INCOME TAX
INCOME TAX

13.INCOME TAX

A summary of the Company’s reconciliation of income taxes at statutory rates for the years ended June 30, 2026 and 2025, is as follows

	Years ended June 30,
	2026	2025
Canadian statutory tax rate	27.00%	27.00%

Loss before income taxes	$(1,578,941)	$(3,780,222)

Income tax recovery computed at Canadian statutory rates	(426,309)	(1,020,659)
Foreign tax rates different from statutory rate	322,632	(69,866)
Permanent items and other	(194,975)	583,296
Change in unrecognized deferred tax assets	298,652	507,229
	—	—

Deferred tax assets are recognized to the extent that the realization of the related tax benefit through future taxable profits is probable. The ability to realize the tax benefits is dependent upon numerous factors, including the future profitability of operations in the jurisdiction in which the tax benefit arises. Deductible temporary differences and unused tax loss for which no deferred tax assets have been recognized are attributable to the following:

	June 30, 2026	June 30, 2025
Non-capital loss carry forward	$14,962,117	$16,212,219
Capital loss carry forward	17,885,070	18,622,526
Proerpty, plant and equipment	240,563	248,417
Equity investments	246,411	337,682
Share issuance cost	1,980,621	857,623
	35,314,782	36,278,467

As of June 30, 2026, the Company has the following net operating losses, expiring various years to 2046 and available to offset future taxable income in Canada, Bolivia, respectively:

	Canada	Bolivia
2026	—	—
2027	—	1,262,008
2028	—	1,750,762
2029	—	1,928,247
2030	—	809,750
2031	—	1,212,114
2032	—	—
2033	—	—
2034	—	—
2035	—	—
2036	—	—
2037	—	—
2038	—	—
2039	—	—
2040	—	—
2041	—	—
2042	—	—
2043	1,915,434	—
2044	2,938,612	—
2045	2,224,393	—
2046	920,797	—
	$7,999,236	$6,962,881

As at June 30, 2026, the Company had capital loss carry forward of $17,885,070 that can be carried indefinitely in Canada (June 30, 2025 - $18,622,526).